NORTHERN INCOME EQUITY FUND
INCOME EQUITY FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	NORTHERN INCOME EQUITY FUND NORTHERN INCOME EQUITY FUND USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	NORTHERN INCOME EQUITY FUND NORTHERN INCOME EQUITY FUND
Management Fees	0.95%
Other Expenses	0.18%
Transfer Agent Fees	0.02%
Other Operating Expenses	0.16%
Total Annual Fund Operating Expenses	1.13%
Expense Reimbursement	(0.13%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.00%
[1]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the "Total Annual Fund Operating Expenses" exceed 1.00%. The "Total Annual Fund Operating Expenses After Expense Reimbursement" may be higher than the contractual limitation as a result of the excepted expenses that are not reimbursed. This contractual limitation may not be terminated before July 31, 2017 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
NORTHERN INCOME EQUITY FUND | NORTHERN INCOME EQUITY FUND | USD ($)	102	346	610	1,363

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.14% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In seeking to achieve its investment objective, the Fund will, under normal circumstances, invest at least 80% of its net assets in income-producing equity securities, including dividend-paying common and preferred stocks and convertible securities. The Fund also may invest up to 20% of its net assets in a broad range of non-convertible fixed-income securities without limitation as to maturity. The Fund seeks to provide a high level of current income relative to other mutual funds that invest in equity securities.

Using a quantitative rank and supporting fundamental analysis, the Fund’s investment adviser buys and sells securities based on factors including, but not limited to a company’s:

  Profitability;

  Capital decisions;

  Cash coverage; and

  Dividend yield.

In determining capital appreciation potential, the Fund’s investment adviser uses a proprietary quantitative ranking that is designed to provide exposure to quality characteristics. Beginning with a broad universe of liquid securities, the Fund’s investment adviser applies the proprietary quality score to screen out low-quality securities. The Fund’s investment adviser then selects stocks from the remaining universe of securities giving exposure to securities ranking at the top in both quality and dividend yield. Final purchase decisions are made based on a fundamental review of these companies and on a desired level of diversification. The Fund’s investment adviser will normally sell a security that it believes is no longer attractive based upon the evaluation criteria described above.
PRINCIPAL RISKS
MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, volatility in the equities markets or adverse investor sentiment could cause the value of your investment in the Fund to decline. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

HIGH-YIELD RISK is the risk that the Fund’s non-investment grade fixed-income securities, sometimes known as “junk bonds,” will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund’s return and net asset value. High yield securities are considered highly speculative and are subject to the increased risk of an issuer’s inability to make principal and interest payments.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Fund’s yield may not increase proportionately. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund’s performance.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

MARKET EVENTS RISK relates to the increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities. Further reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

CONVERTIBLE SECURITIES RISK is the risk that the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Additionally, the Fund may be forced to convert a security before it would otherwise choose, which could have an adverse effect on the Fund’s return and its ability to achieve its investment objective.

SECTOR RISK is the risk that companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to decrease. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular market sector.

As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

On July 31, 2014, the Fund changed its principal investment strategy from a fundamental actively managed strategy to a quantitative actively managed strategy. The performance shown prior to that date represents performance of the Fund’s prior fundamental actively managed strategy.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund’s website at northerntrust.com/funds or by calling 800-595-9111.
CALENDAR YEAR TOTAL RETURN*

* Year to date total return for the six months ended June 30, 2016 is 6.64%. For the periods shown in the bar chart above, the highest quarterly return was 15.19% in the third quarter of 2009, and the lowest quarterly return was (18.35)% in the fourth quarter of 2008.
AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2015)
Average Annual Total Returns - NORTHERN INCOME EQUITY FUND	Inception Date	1-Year	5-Year	10-Year	Since Inception
NORTHERN INCOME EQUITY FUND	Apr. 01, 1994	0.45%	9.15%	7.44%	8.41%
NORTHERN INCOME EQUITY FUND | Returns after taxes on distributions		(0.83%)	6.92%	5.84%	6.40%
NORTHERN INCOME EQUITY FUND | Returns after taxes on distributions and sale of Fund shares		1.30%	7.11%	5.86%	6.36%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		1.38%	12.57%	7.31%	9.35%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of Fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.